REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Related parties	$ 324	$ 324	$ 286
Non-related parties	48,624	64,345	56,447
Total revenue	48,948	64,669	56,733
IPP Sale of Electricity
Revenue
Non-related parties	45,122	61,438	53,614
Construction services
Revenue
Non-related parties		198	285
BT
Revenue
Non-related parties	45,122	61,636	53,899
Other sales
Revenue
Non-related parties	3,502	2,709	2,548
Trading Solar Modules
Revenue
Non-related parties	686	1
O&M services (including consulting and others)
Revenue
Related parties	324	324	286
Non-related parties	$ 2,816	$ 2,708	$ 2,548